Summary of Significant Accounting Policies - Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets	$ 782,719	$ 1,171,285
Lease liabilities	817,168
Operating lease costs	1,129,612	1,680,814
Costs for short-term leases	131,079	64,559
Cash payments against operating lease liabilities	$ 927,257
Weighted-average remaining lease term	2 years 6 months
Weighted-average discount rate (as a percent)	6.00%
ASU2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease liabilities		2,470,968
ASU2016-02 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets		$ 2,563,151